Summary of Reconciliation of Segment Operating Revenues (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue	$ 34,254	$ 33,158	$ 32,224	$ 31,984	$ 33,192	$ 31,586	$ 31,483	$ 30,818	$ 131,620	$ 127,079	$ 120,550
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									129,400	126,075	119,647
Corporate and other
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									3,444	1,888	1,514
Revenue Generated By Assets Sold
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue										256	599
Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									$ (1,224)	$ (1,140)	$ (1,210)